SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Statement Of Cash Flows, Additional Disclosures [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

	2017	2016	2015
Changes in non-cash working capital
Accounts receivable	$(977)	$(142)	$615
Current income tax assets	527	(165)	(447)
Inventory	81	(79)	142
Prepaids and other	(28)	14	11
Accounts payable	175	31	7
Accrued liabilities	365	(116)	(981)
Other long-term liabilities (1)	469	—	—
Net changes in non-cash working capital	$612	$(457)	$(653)
Relating to:
Operating activities	$299	$(542)	$239
Financing activities	—	—	(40)
Investing activities	313	85	(852)
	$612	$(457)	$(653)

	2017	2016	2015
Expenditures on exploration and evaluation assets	$159	$29	$180
Net proceeds on sale of exploration and evaluation assets (2)	(35)	(35)	(416)
Net expenditures (proceeds) on exploration and evaluation assets	$124	$(6)	$(236)

Expenditures on property, plant and equipment	$4,574	$4,152	$5,118
Net proceeds on sale of property, plant and equipment (2) (3)	—	(349)	(414)
Net expenditures on property, plant and equipment	$4,574	$3,803	$4,704

(1)	Included in other long-term liabilities at December 31, 2017 is $469 million (US$375 million) of deferred purchase consideration payable to Marathon in March 2018.

(2)
Net proceeds on exploration and evaluation assets and net expenditures on property, plant and equipment in 2015 exclude non-cash share consideration of $985 million received from PrairieSky on the disposition of royalty income assets.

(3)
Net expenditures on property, plant and equipment in 2016 exclude non-cash share consideration of $190 million received from Inter Pipeline on the disposition of the Company's interest in the Cold Lake Pipeline.

The following table summarizes movements in the Company's liabilities arising from financing activities for the year ended December 31, 2017:

	Long-term debt	Cash flow hedges on US dollar debt securities	Liabilities from financing activities
At December 31, 2016	$16,805	$(485)	$16,320
Changes from financing cash flows:
Issue of long-term debt, net (1)	6,622	—	6,622
Settlement of hedge instruments, net	—	124	124
Changes in foreign exchange and fair value (2)	(969)	222	(747)
At December 31, 2017	$22,458	$(139)	$22,319

(1)	Includes original issue discounts and premiums, and directly attributable transaction costs.

(2)
Includes foreign exchange (gain) loss, changes in the fair value of cash flow hedges on US dollar debt and the amortization of original issue discounts and premiums and directly attributable transaction costs.